May 4, 2022

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:

Division of Investment Management

RE: BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund, each a series of BlackRock Funds II

Post-Effective Amendment No. 362 to the Registration Statement on Form N-1A

(Securities Act File No. 333-142592, Investment Company Act File No. 811-22061)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds II (the “Registrant”), on behalf of each of its series, BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund (each, a “Fund” and together, the “Funds”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 362 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 362 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on April 25, 2022.

Sincerely,

BlackRock Funds II

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant